LEASED PROPERTIES - Minimum Rental Payments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015
Minimum rental payments required under operating leases
2016	$ 3,336
2017	2,819
2018	1,647
2019	784
2020	448
Thereafter	1,638
Total	10,672
Capital Lease
Minimum rental payments required under capital leases
2016	603
2017	277
2018	2
2019	0
2020	0
Thereafter	0
Total	882
Less: amount representing interest	21
Present value of minimum lease payments	$ 861	$ 938
Capital Lease | Minimum
LEASED PROPERTIES
Capital lease term	1 year
Capital Lease | Maximum
LEASED PROPERTIES
Capital lease term	6 years